Property, plant and equipment (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₨ 2,944	₨ 1,389
Depreciation for the year	858	831
Ending balance	2,401	2,944
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,640	2,359
Additions	474	2,413	[1]
Disposals	(402)	(121)
Effect of changes in foreign exchange rates	(36)	(11)
Ending balance	4,676	4,640
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,696	970
Depreciation for the year	858	831
Disposals	(255)	(78)
Effect of changes in foreign exchange rates	(24)	(27)
Ending balance	2,275	1,696
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	81	78
Ending balance	79	81
Land [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	81	78
Additions	0	0	[1]
Disposals	0	0
Effect of changes in foreign exchange rates	(2)	3
Ending balance	79	81
Land [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Effect of changes in foreign exchange rates	0	0
Ending balance	0	0
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,551	944
Ending balance	1,886	2,551
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,886	1,688
Additions	98	2,212	[1]
Disposals	(202)	0
Effect of changes in foreign exchange rates	(23)	(14)
Ending balance	3,759	3,886
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,335	744
Depreciation for the year	656	616
Disposals	(99)	0
Effect of changes in foreign exchange rates	(19)	(25)
Ending balance	1,873	1,335
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3	4
Ending balance	2	3
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	18	18
Additions	0	0	[1]
Disposals	(1)	0
Effect of changes in foreign exchange rates	(1)	0
Ending balance	16	18
Plant and equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	15	14
Depreciation for the year	1	1
Disposals	(1)	0
Effect of changes in foreign exchange rates	(1)	0
Ending balance	14	15
Furniture Fixtures And Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	26	32
Ending balance	31	26
Furniture Fixtures And Office Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	51	45
Additions	16	7	[1]
Disposals	0	(1)
Effect of changes in foreign exchange rates	0	0
Ending balance	67	51
Furniture Fixtures And Office Equipment [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	25	13
Depreciation for the year	12	12
Disposals	0	0
Effect of changes in foreign exchange rates	(1)	0
Ending balance	36	25
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	283	331
Ending balance	403	283
Vehicles [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	604	530
Additions	360	194	[1]
Disposals	(199)	(120)
Effect of changes in foreign exchange rates	(10)	0
Ending balance	755	604
Vehicles [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	321	199
Depreciation for the year	189	202
Disposals	(155)	(78)
Effect of changes in foreign exchange rates	(3)	(2)
Ending balance	₨ 352	₨ 321

[1]	Additions for the year ended March 31, 2021 include recognition of a right-of-use asset of Rs.1,852 relating to a warehousing services agreement in the United States.